Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED MAY 18, 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective April 27, 2015, in the "Annual Fund Operating Expenses" tables for the JNL/Goldman Sachs U.S. Equity Flex Fund, please delete footnote 1 and replace it with the following:

[1]Other expenses are based on amounts incurred during the period ended December 31, 2014. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.78%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

Effective April 27, 2015, in the section entitled, "Expense Example" for the JNL/Invesco Large Cap Growth Fund, please delete the Class B table in its entirety and replace it with the following:

Class B
1 year	3 years	5 years	10 years
$78	$243	$422	$942

JNL/GOLDMAN SACHS U.S. EQUITY FLEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED MAY 18, 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective April 27, 2015, in the "Annual Fund Operating Expenses" tables for the JNL/Goldman Sachs U.S. Equity Flex Fund, please delete footnote 1 and replace it with the following:

[1]Other expenses are based on amounts incurred during the period ended December 31, 2014. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.78%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

JNL/INVESCO LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED MAY 18, 2015
TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective April 27, 2015, in the section entitled, "Expense Example" for the JNL/Invesco Large Cap Growth Fund, please delete the Class B table in its entirety and replace it with the following:

Class B
1 year	3 years	5 years	10 years
$78	$243	$422	$942